Cash and Cash Equivalents - Disclosure of Detailed Information of Cash Flow Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net cash flows from operating activities	€ 762	€ 864	€ 2,672
Net cash flows from investing activities	300	(1,996)	733
Net cash flows from financing activities	(1,755)	(3,241)	(1,834)
Net increase / (decrease) in cash and cash equivalents	€ (694)	€ (4,373)	€ 1,570